Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

5.    Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2018	2017
Clinical trials	$1,492	$4,742
General and administrative	101	314
Research and development	272	312
Employee compensation	66	3
	$1,931	$5,371